Leases, Contractual Obligations and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Operating Leases

The Company has entered into non-cancelable long-term leases for certain property and equipment. Future minimum lease payments under operating leases in effect as of December 31, 2017, having initial or remaining non-cancelable lease terms in excess of one year are as follows (in thousands):

Year	Operating Leases
2018	$57,547
2019	56,069
2020	46,110
2021	32,664
2022	26,627
Thereafter	90,476

Total required lease payments	$309,493